Selling, general and administrative expenses (Tables)	9 Months Ended
Sep. 30, 2019
Selling, general and administrative expenses
Summary of selling, general and administrative expenses

	Three months	Nine months	Three months	Nine months
	ended	ended	ended	ended
	September 30,	September 30,	September 30,	September 30,
	2018	2018	2019	2019
Compensation to employees, related taxes and other personnel expenses	1,004	2,556	1,083	2,971
Advertising, client acquisition and related expenses	526	1,560	414	1,180
Tax expenses, except of income and payroll relates taxes	159	460	164	446
Advisory and audit services	153	455	179	470
Rent of premises and related utility expenses	177	453	41	205
Expenses related to Tochka multi-bank platform services	—	—	170	351
IT related services	93	254	97	292
Loss from initial recognition	103	103	60	151
Other expenses	337	752	385	824
Total selling, general and administrative expenses	2,552	6,593	2,593	6,890